Income Taxes (Details) - Schedule of Unrecognized Tax Benefits - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Unrecognized Tax Benefits [Abstract]
Beginning balance	¥ 36,647	¥ 73,213	¥ 67,219
Change in unrecognized tax benefits
Increase/Decrease in tax positions	(2,279)	(36,566)	5,994
Ending balance	¥ 34,368	¥ 36,647	¥ 73,213